Business Combination - Schedule of Preliminary Allocation to Intangible Assets (Details) $ in Thousands	4 Months Ended
Sep. 30, 2018 USD ($)
Total intangible assets	$ 146,010
Total intangible assets, term	9 years 7 months 6 days
NPS Holdings Limited [Member]
Total intangible assets	$ 94,000
Gulf Energy S.A.O.C [Member]
Total intangible assets	52,010
Customer Contracts [Member]
Total intangible assets	$ 120,010
Total intangible assets, term	10 years
Customer Contracts [Member] | NPS Holdings Limited [Member]
Total intangible assets	$ 77,000
Customer Contracts [Member] | Gulf Energy S.A.O.C [Member]
Total intangible assets	43,010
Trademarks and Trade Names [Member]
Total intangible assets	$ 26,000
Total intangible assets, term	8 years
Trademarks and Trade Names [Member] | NPS Holdings Limited [Member]
Total intangible assets	$ 17,000
Trademarks and Trade Names [Member] | Gulf Energy S.A.O.C [Member]
Total intangible assets	$ 9,000